UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00945
                                                     ---------

                              Phoenix Equity Trust
       -------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


             Kevin J. Carr, Esq.                   John R. Flores, Esq.
    Vice President, Chief Legal Officer,              Vice President
    Counsel and Secretary for Registrant       Litigation/Employment Counsel
       Phoenix Life Insurance Company         Phoenix Life Insurance Company
              One American Row                       One American Row
             Hartford, CT 06102                     Hartford, CT 06102
       -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.



PHOENIX EQUITY TRUST

                                    GLOSSARY

ADR (AMERICAN DEPOSITORY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Phoenix-Aberdeen Worldwide Opportunities Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


                                                   SHARES         VALUE
                                                 ----------   --------------

DOMESTIC COMMON STOCKS--39.0%

UNITED STATES--39.0%
Affiliated Computer Services, Inc.
  Class A (Data Processing &
  Outsourced Services)(b)                          14,300  $      761,332
Amdocs Ltd. (Application Software)(b)              17,000         482,800
Anadarko Petroleum Corp. (Oil & Gas
  Exploration & Production)                         6,200         471,820
Bank of America Corp. (Diversified Banks)          24,400       1,076,040
Bank of New York Co., Inc. (The)
  (Asset Management & Custody Banks)                8,100         235,305
Caesars Entertainment, Inc.
  (Casinos & Gaming)(b)                            38,200         755,978
Cisco Systems, Inc. (Communications
  Equipment)(b)                                    32,900         588,581
Citigroup, Inc. (Other Diversified
  Financial Services)                              10,300         462,882
Coca-Cola Co. (The) (Soft Drinks)                  23,600         983,412
Comcast Corp. Special Class A
  (Broadcasting & Cable TV)(b)                     29,200         975,280
Computer Sciences Corp. (Data
  Processing & Outsourced Services)(b)             20,300         930,755
CVS Corp. (Drug Retail)                            20,700       1,089,234
Dean Foods Co. (Packaged Foods & Meats)(b)         11,300         387,590
Dell, Inc. (Computer Hardware)(b)                  16,600         637,772
DENTSPLY International, Inc.
  (Health Care Supplies)                           16,100         876,001
Dominion Resources, Inc.  (Multi-Utilities)         4,100         305,163
DTE Energy Co. (Electric Utilities)                10,900         495,732
Du Pont (E.I.) de Nemours & Co.
  (Diversified Chemicals)                          13,200         676,368
Emerson Electric Co. (Electrical
  Components & Equipment)                           7,700         499,961
Entergy Corp. (Electric Utilities)                  7,700         544,082
Express Scripts, Inc. (Health Care
  Services)(b)                                      9,500         828,305
Exxon Mobil Corp. (Integrated Oil & Gas)           23,000       1,370,800
FedEx Corp. (Air Freight & Couriers)                6,200         582,490
Fisher Scientific International,
  Inc. (Health Care Equipment)(b)                  15,600         887,952
Friedman, Billings, Ramsey Group,Inc
  Class A (REITS)                                  13,800         219,006
General Electric Co. (Industrial
  Conglomerates)                                   67,700       2,441,262
Harte-Hanks, Inc. (Advertising)                    24,000         661,440


                                                   SHARES         VALUE
                                                 ----------   --------------

DOMESTIC COMMON STOCKS (continued)

UNITED STATES (CONTINUED)
HCA, Inc. (Health Care Facilities)                 15,400  $      824,978
Heinz (H.J.) Co. (Packaged Foods & Meats)          13,400         493,656
Ingersoll-Rand Co. Class A
  (Industrial Machinery)                           11,000         876,150
Intuit, Inc. (Application Software)(b)             16,100         704,697
Jacobs Engineering Group, Inc.
  (Construction & Engineering)(b)                  24,800       1,287,616
Johnson & Johnson (Pharmaceuticals)                 7,900         530,564
JPMorgan Chase & Co. (Other
  Diversified Financial Services)                  32,100       1,110,660
Kellogg Co. (Packaged Foods & Meats)                5,300         229,331
Manor Care, Inc. (Health Care Facilities)           6,900         250,884
Manpower, Inc. (Human Resources &
  Employment Services)                             18,500         805,120
Marriott International, Inc. Class
  A (Hotels, Resorts & Cruise Lines)               11,000         735,460
Mellon Financial Corp. (Asset Management &
  Custody Banks)                                   25,400         724,916
Merrill Lynch & Co., Inc.
  (Investment Banking & Brokerage)                 11,800         667,880
Morgan Stanley (Investment Banking
  & Brokerage)                                     19,700       1,127,825
Nextel Communications, Inc. Class A
  (Wireless Telecommunication Services)(b)         24,600         699,132
NIKE, Inc. Class B (Footwear)                       5,000         416,550
Norfolk Southern Corp. (Railroads)                 19,600         726,180
Patterson-UTI Energy, Inc. (Oil &
  Gas Drilling)                                    18,500         462,870
Pfizer, Inc. (Pharmaceuticals)                     31,700         832,759
PG&E Corp. (Electric Utilities)                    21,100         719,510
Procter & Gamble Co. (The) (Household Products)    16,100         853,300
SBC Communications, Inc.
  (Integrated Telecommunication Services)          11,000         260,590
Time Warner, Inc. (Movies & Entertainment)(b)      96,900       1,700,595
United Technologies Corp.
  (Aerospace & Defense)                            10,000       1,016,600
Verizon Communications, Inc. (Integrated
  Telecommunication Services)                       9,800         347,900
Wachovia Corp. (Diversified Banks)                 20,100       1,023,291
Walt Disney Co. (The) (Movies & Entertainment)     38,500       1,106,105

Phoenix-Aberdeen Worldwide Opportunities Fund


                                                   SHARES         VALUE
                                                 ----------   --------------

DOMESTIC COMMON STOCKS (continued)

UNITED STATES (CONTINUED)
Webex Communications, Inc. (Internet Software
  & Services)(b)                                   22,500  $      485,775
WellPoint, Inc. (Managed Health Care)(b)            9,000       1,128,150
Wells Fargo & Co. (Diversified Banks)              21,200       1,267,760
Yum! Brands, Inc. (Restaurants)                     9,700         502,557
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $38,979,883)                                  44,146,704
----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--57.6%

BELGIUM--1.1%
Belgacom SA (Integrated Telecommunication
  Services)                                        31,000       1,281,905

BRAZIL--2.0%
Petroleo Brasileiro SA ADR (Integrated
  Oil & Gas)                                       59,000       2,269,730

CANADA--0.4%
ATI Technologies, Inc. (Semiconductors)(b)         26,500         457,390

FRANCE--4.0%
Peugeot SA (Automobile Manufacturers)              15,000         953,165
Total SA (Integrated Oil & Gas)                     7,525       1,760,707
Valeo SA (Auto Parts & Equipment)                  39,500       1,758,332
                                                              --------------
                                                                4,472,204
                                                              --------------

GERMANY--4.2%
Commerzbank AG (Diversified Banks)                 43,000         933,098
Deutsche Postbank AG (Diversified Banks)           30,000       1,380,553
E.ON AG (Electric Utilities)                       13,000       1,113,906
Metro AG (Department Stores)                       25,000       1,341,988
                                                              --------------
                                                                4,769,545
                                                              --------------

HONG KONG--2.8%
China Mobile Ltd. (Wireless
  Telecommunication Services)                     404,000       1,320,862
Swire Pacific Ltd. Class B (Multi-Sector
  Holdings)                                     1,250,000       1,859,106
                                                              --------------
                                                                3,179,968
                                                              --------------

INDIA--2.3%
ICICI Bank Ltd. ADR (Diversified Banks)           125,000       2,590,000

ITALY--5.5%
Banca Intesa S.p.A (Diversified Banks)            340,000       1,727,700
ENI S.p.A (Integrated Oil & Gas)                   87,166       2,263,245


                                                   SHARES         VALUE
                                                 ----------   --------------

FOREIGN  COMMON STOCKS (continued)

ITALY (CONTINUED)
Riunione Adriatica di Sicurta S.p.A
  (Property & Casualty Insurance)                  94,000  $    2,211,607
                                                              --------------
                                                                6,202,552
                                                              --------------

JAPAN--14.6%
Canon, Inc. (Office Electronics)                   38,000       2,037,676
Daito Trust Construction Co. Ltd.
  (Homebuilding)                                   30,000       1,258,976
Honda Motor Co. Ltd. (Automobile
  Manufacturers)                                   24,500       1,226,942
Ito-Yokado Co. Ltd. (Food Retail)                  41,000       1,636,482
Kyocera Corp. (Office Electronics)                 11,500         820,433
Mitsubishi Tokyo Financial Group, Inc.
  (Diversified Banks)                                 140       1,214,212
NTT DoCoMo, Inc. (Wireless
  Telecommunication Services)                         935       1,569,523
ORIX Corp. (Consumer Finance)                       5,200         662,912
Seino Transportation Co. Ltd. (Trucking)          171,000       1,677,628
Takeda Pharmaceutical Co., Ltd.
  (Pharmaceuticals)                                49,000       2,335,074
Toyota Motor Corp. (Automobile Manufacturers)      37,000       1,376,760
Yamanouchi Pharmaceutical Co. Ltd.
  (Health Care Supplies)                           19,000         643,197
                                                              --------------
                                                               16,459,815
                                                              --------------

MALAYSIA--0.6%
Public Bank Berhad (Diversified Banks)            340,000         693,421

MEXICO--1.5%
Telefonos de Mexico SA de CV ADR Series L
  (Integrated Telecommunication Services)          49,000       1,691,970

NETHERLANDS--1.5%
ING Groep N.V. (Other Diversified
  Financial Services)                              57,000       1,721,608

SINGAPORE--2.0%
Flextronics International Ltd. (Electronic
  Manufacturing Services)(b)                       16,100         193,844
Oversea-Chinese Banking Corp. Ltd.
  (Diversified Banks)                             245,000       2,048,160
                                                              --------------
                                                                2,242,004
                                                              --------------

SPAIN--1.6%
Altadis SA (Tobacco)                               44,000       1,799,515

SWEDEN--1.4%
Nordea Bank AB (Diversified Banks)                160,000       1,617,899

Phoenix-Aberdeen Worldwide Opportunities Fund


                                                   SHARES         VALUE
                                                 ----------   --------------

FOREIGN  COMMON STOCKS (continued)

SWITZERLAND--2.2%
Nestle SA (Packaged Foods & Meats)                  3,500  $      957,632
Zurich Financial Services AG
  (Property & Casualty Insurance)(b)                8,600       1,509,251
                                                              --------------
                                                                2,466,883
                                                              --------------

UNITED KINGDOM--9.9%
AstraZeneca plc (Pharmaceuticals)                  24,000         946,085
Britannic Group plc (Property & Casualty
  Insurance)                                      115,000       1,021,954
British American Tobacco plc (Tobacco)             60,000       1,057,883
BT Group plc (Integrated Telecommunication
  Services)                                       183,500         712,611
Cadbury Schweppes plc (Packaged Foods &
  Meats)                                          162,000       1,624,072
Centrica plc (Gas Utilities)                      264,000       1,151,199
Emap plc (Publishing & Printing)                   93,000       1,458,700
Marks & Spencer Group plc (Department
  Stores)                                          97,000         634,239
Schroders plc (Asset Management & Custody
  Banks)                                           60,500         808,313
Weir Group plc (The) (Industrial Machinery)       182,500       1,107,064
Wood Group (John) plc (Oil & Gas
  Equipment & Services)                           253,000         724,332
                                                              --------------
                                                               11,246,452
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $51,780,286)                                  65,162,861
----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.8%
SPDR Trust Series I (Other
  Diversified Financial Services)                   8,200         967,272
----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $909,144)                                        967,272
----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--1.7%

SOUTH KOREA--1.7%
Samsung Electronics Co. Ltd. Pfd.
  (Semiconductors)                                  6,000       1,970,458
----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $336,949)                                      1,970,458
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $92,006,262)                                 112,247,295
----------------------------------------------------------------------------


                                                    PAR
                                                   VALUE
                                                   (000)          VALUE
                                                 ----------   --------------

SHORT-TERM INVESTMENTS--0.9%

COMMERCIAL PAPER--0.9%
UBS Finance Delaware LLC 2.83%, 4/1/05          $     970  $      970,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $970,000)                                        970,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $92,976,262)                                 113,217,295(a)

Other assets and liabilities, net--0.0%                            (7,532)
                                                              --------------
NET ASSETS--100.0%                                         $  113,209,763
                                                              ==============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $21,894,851 and gross depreciation of $2,146,898 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $93,469,342.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Phoenix-Aberdeen Worldwide Opportunities Fund

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)


Advertising                                                                 0.5%
Aerospace & Defense                                                         0.8
Air Freight & Couriers                                                      1.3
Apparel Retail                                                              0.7
Application Software                                                        0.4
Asset Management & Custody Banks                                            1.5
Auto Parts & Equipment                                                      1.6
Automobile Manufacturers                                                    3.6
Broadcasting & Cable TV                                                     0.8
Casinos & Gaming                                                            0.6
Communications Equipment                                                    0.9
Computer Hardware                                                           0.5
Computer Storage & Peripherals                                              0.5
Construction & Engineering                                                  0.4
Construction, Farm Machinery & Heavy Trucks                                 0.4
Consumer Finance                                                            1.1
Data Processing & Outsourced Services                                       1.4
Department Stores                                                           2.0
Diversified Banks                                                          12.1
Diversified Chemicals                                                       0.5
Diversified Commercial Services                                             0.5
Drug Retail                                                                 0.8
Electric Utilities                                                          1.3
Electronic Manufacturing Services                                           0.2
Employment Services                                                         0.7
Footwear                                                                    0.3
Gas Utilities                                                               1.2
Health Care Equipment                                                       1.3
Health Care Facilities                                                      0.6
Health Care Supplies                                                        0.6
Homebuilding                                                                1.1
Hotels, Resorts & Cruise Lines                                              1.0
Household Appliances                                                        0.8
Household Products                                                          2.6
Industrial Conglomerates                                                    2.0
Industrial Machinery                                                        1.4
Insurance Brokers                                                           0.2
Integrated Oil & Gas                                                        6.7
Integrated Telecommunication Services                                       5.1
Investment Banking & Brokerage                                              2.3
Leisure Products                                                            0.5
Movies & Entertainment                                                      2.1
Multi-Sector Holdings                                                       1.4
Multi-Utilities & Unregulated Power                                         0.4
Office Electronics                                                          2.4
Oil & Gas Drilling                                                          0.3
Oil & Gas Equipment & Services                                              0.6
Oil & Gas Exploration & Production                                          0.4
Other Diversified Financial Services                                        2.8
Packaged Foods & Meats                                                      2.1
Pharmaceuticals                                                             6.4
Property & Casualty Insurance                                               4.0
Publishing & Printing                                                       1.2
Railroads                                                                   1.3
Restaurants                                                                 0.3
Semiconductors                                                              1.4
Steel                                                                       1.3
Systems Software                                                            1.7
Technology Distributors                                                     0.3
Tobacco                                                                     2.2
Trucking                                                                    2.0
Wireless Telecommunication Services                                         2.6
                                                                          -----
                                                                          100.0%
                                                                          =====

Phoenix Mid-Cap Value Fund


                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                   (UNAUDITED)


                                                   SHARES         VALUE
                                                 ----------   --------------

DOMESTIC COMMON STOCKS--80.0%

AEROSPACE & DEFENSE--3.3%
Raytheon Co.                                       60,600  $    2,345,220

APPAREL RETAIL--8.8%
Foot Locker, Inc.                                 118,600       3,474,980
Limited Brands, Inc.                              115,700       2,811,510
                                                              --------------
                                                                6,286,490
                                                              --------------

AUTO PARTS & EQUIPMENT--3.4%
Lear Corp.                                         55,200       2,448,672

COMMODITY CHEMICALS--1.1%
Methanex Corp.                                     40,547         787,828

DEPARTMENT STORES--3.7%
Penney (J.C.) Co., Inc.                            50,800       2,637,536

DIVERSIFIED CHEMICALS--3.4%
Hercules, Inc.(b)                                 168,100       2,435,769

ELECTRIC UTILITIES--3.8%
FirstEnergy Corp.                                  30,900       1,296,255
Reliant Resources, Inc.                           124,100       1,412,258
                                                              --------------
                                                                2,708,513
                                                              --------------

ELECTRICAL COMPONENTS & EQUIPMENT--2.4%
Thomas & Betts Corp.(b)                            53,400       1,724,820

ENVIRONMENTAL SERVICES--6.0%
Allied Waste Industries, Inc.(b)                  314,500       2,298,995
Waste Management, Inc.                             69,700       2,010,845
                                                              --------------
                                                                4,309,840
                                                              --------------

FOOD RETAIL--3.3%
SUPERVALU, Inc.                                    69,900       2,331,165

GAS UTILITIES--4.9%
Atmos Energy Corp.                                 76,800       2,073,600
ONEOK, Inc.                                        45,900       1,414,638
                                                              --------------
                                                                3,488,238
                                                              --------------

GENERAL MERCHANDISE STORES--2.9%
Big Lots, Inc.(b)                                 175,600       2,110,712

HOUSEWARES & SPECIALTIES--2.2%
Fortune Brands, Inc.                               19,800       1,596,474


                                                   SHARES         VALUE
                                                 ----------   --------------

DOMESTIC COMMON STOCKS (continued)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--7.3%
Duke Energy Corp.                                 121,000  $    3,389,210
Dynegy, Inc. Class A(b)                           472,200       1,846,302
                                                              --------------
                                                                5,235,512
                                                              --------------

INDUSTRIAL CONGLOMERATES--2.4%
Alleghany Corp.(b)                                  6,096       1,688,493

LEISURE PRODUCTS--1.9%
Brunswick Corp.                                    29,000       1,358,650

METAL & GLASS CONTAINERS--2.7%
Crown Holdings, Inc.(b)                           123,400       1,920,104

MULTI-UTILITIES & UNREGULATED POWER--1.9%
NRG Energy, Inc.(b)                                39,300       1,342,095

OIL & GAS EQUIPMENT & SERVICES--0.5%
FMC Technologies, Inc.                             10,000         331,800

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.8%
Premcor, Inc.                                      21,600       1,289,088

PACKAGED FOODS & MEATS--3.5%
Del Monte Foods Co.                               228,300       2,477,055

PAPER PACKAGING--3.5%
Packaging Corporation of America                  103,300       2,509,157

STEEL--0.7%
United States Steel Corp.                           9,400         477,990

TIRES & RUBBER--1.4%
Goodyear Tire & Rubber Co. (The)(b)                73,300         978,555

TRUCKING--3.2%
Laidlaw International, Inc.(b)                    110,900       2,306,720
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $53,063,924)                                  57,126,496
----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--6.3%

COMMODITY CHEMICALS--1.9%
NOVA Chemicals Corp. (United States)               31,800       1,365,810

FOOD RETAIL--4.4%
Koninklijke Ahold NV ADR
  (Netherlands)(b)                                376,100       3,129,152
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,423,480)                                    4,494,962
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--86.3%
(IDENTIFIED COST $57,487,404)                                  61,621,458
----------------------------------------------------------------------------


                                                    PAR
                                                   VALUE
                                                   (000)          VALUE
                                                 ----------   --------------

SHORT-TERM INVESTMENTS--15.0%

COMMERCIAL PAPER--15.0%
Preferred Receivables Funding Corp.
  2.63%, 4/1/05                                 $   1,525  $    1,525,000
UBS Finance Delaware LLC 2.83%,
  4/1/05                                            1,895       1,895,000
CAFCO LLC 2.61%, 4/7/05                               750         749,674
Gemini Securitization LLC 2.61%,
  4/7/05                                              500         499,782
General Electric Capital Corp.
  2.77%, 4/12/05                                    1,380       1,378,832
George Street Finance LLC 2.81%,
  4/15/05                                           1,880       1,877,946
Pfizer,  Inc. 2.64%, 5/6/05                           870         867,753
NetJets, Inc. 2.78%, 5/10/05                        1,945       1,939,142
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $10,733,143)                                  10,733,129
----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.3%
(IDENTIFIED COST $68,220,547)                                  72,354,587(a)

Other assets and liabilities, net--(1.3)%                        (907,554)
                                                              --------------
NET ASSETS--100.0%                                         $   71,447,033
                                                              ==============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,479,226 and gross depreciation of $1,455,124 for federal income tax purposes. At March 31, 2005, the aggregate cost of securities for federal income tax purposes was $68,330,485.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005

         NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Phoenix Equity Trust in the preparation of its Schedules of Investments. The preparation of Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities.

   As required, some securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the series calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

   A combination of the following criteria is used to assign the countries of risk listed in the Schedules of Investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

PHOENIX EQUITY TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)
MARCH 31, 2005

         NOTE 2--CREDIT RISK AND ASSET CONCENTRATION

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.
   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.


ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Equity Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              May 26, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date              May 26, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Treasurer and
                           Chief Financial Officer
                           (principal financial officer)

Date              May 23, 2005
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.